Concentration and Risks	12 Months Ended
Dec. 31, 2025
Concentration Risk [Abstract]
Concentration and Risks
4. Concentration and Risks
(a) Concentration of credit risk
Assets that potentially subject the Group to significant concentrations of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term deposits, restricted short-term deposits, short-term investments, long-term deposits and restricted long-term deposits. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates. As of December 31, 2024 and 2025, substantially all of the Group’s cash and cash equivalents, restricted cash, short-term deposits, restricted short-term deposits, short-term investments, long-term deposits and restricted long-term deposits were placed with certain reputable financial institutions in the PRC and overseas. Management chooses these institutions because of their reputations and track records for stability, and their known large cash reserves, and management periodically reviews these institutions’ reputations, track records, and reported reserves. Management expects that any additional institutions that the Group uses for its cash and bank deposits would be chosen with similar criteria for soundness. Bank failure is uncommon in the PRC and the Group believes that those Chinese banks that hold the Group’s cash and cash equivalents, restricted cash, short-term deposits, restricted short-term deposits, short-term investments, long-term deposits and restricted long-term deposits are financially sound based on publicly available information.
(b) Foreign currency exchange rate risk
The revenues and expenses of the Group’s entities in the PRC are generally denominated in RMB and their assets and liabilities are denominated in RMB. The Group’s overseas financing activities are denominated in U.S. dollars. The RMB is not freely convertible into foreign currencies. Remittances of foreign currencies into the PRC or remittances of RMB out of the PRC as well as exchange between RMB and foreign currencies require approval by foreign exchange administrative authorities. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies.